ACQUISITIONS - Assets acquired and liabilities assumed according to their estimated fair values (Details) - USD ($)	Jun. 30, 2021	Jan. 05, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 437,376,000		$ 400,160,000	$ 3,732,000	$ 0
Mountain Aviation, LLC
Business Acquisition [Line Items]
Current assets		$ 32,728,000
Property and equipment		741,000
Intangible assets		2,340,000
Goodwill		37,216,000
Other assets		48,467,000
Total assets acquired		121,492,000
Total liabilities assumed		(81,320,000)
Net assets acquired		40,172,000
Cash		17,800,000
Receivables		10,600,000
Receivables eliminated		$ 1,500,000
Avianis Systems LLC
Business Acquisition [Line Items]
Goodwill			$ 0